Commitments and Contingencies (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Future minimum rental commitments under all non-cancellable operating lease agreements
2013	$ 440
Thereafter	1,753
Total	5,040
Gross rental commitments
Future minimum rental commitments under all non-cancellable operating lease agreements
2013	127
2014	119
2015	103
2016	87
2017	79
Thereafter	759
Total	1,274
Rentals from subleases
Future minimum rental commitments under all non-cancellable operating lease agreements
2013	(15)
2014	(14)
2015	(13)
2016	(13)
2017	(11)
Thereafter	(23)
Total	(89)
Net rental commitments
Future minimum rental commitments under all non-cancellable operating lease agreements
2013	112
2014	105
2015	90
2016	74
2017	68
Thereafter	736
Total	$ 1,185